Exhibit 99.5

Exception Level
Run Date - 7/5/2022

Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
WIP5RGQ02GI	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WIP5RGQ02GI-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The loan file is missing the origination Underwriter's Financial Worksheet.				XX/XX/XXXX: Cleared. Document received.	XX/XX/XXXX: Cleared. Document received.
WIP5RGQ02GI	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WIP5RGQ02GI-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the assignment or notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
RETXC2WVQTB	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	RETXC2WVQTB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the origination Underwriter's financial worksheet.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
TDI34AXXNLJ	XXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	TDI34AXXNLJ-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Per the financial assessment Worksheet, on the FA Underwriter Summary, page 203, the Co-borrower's income was based on pay stubs and W2s, with a salary of $XXX per month. However, the income documentation for the co-borrower was missing from the loan file. The loan file contains a verification of employment for the co-borrower, (page 304), however, no income was disclosed.		XX/XX/XXXX: Paystubs and W-2 provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
F3DLWP0KOQR	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	F3DLWP0KOQR-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Per the applicable guidelines, page 86, required that The mortgagee must obtain the most recent pay stubs covering a minimum of 30 consecutive days that show the mortgagor’s year-to-date earnings, and one of the following to verify current employment: a written Verification of Employment (VOE) covering two years; or an electronic verification. Per the Financial Assessment Worksheet, on page 144, the Underwriter used: YTD net income for employment based off the XX/XX/XXX paycheck. We used NET YTD to account for all tax withholdings. The loan file contains a Verbal Verification of employment, page 215, however, the paycheck is missing from the loan file.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
1I4ZNUUE5SF	XXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	1I4ZNUUE5SF-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment takes exception to a 3rd Mortgage, Exception 13, page 91, $XXX originated behind the loan paid off in this transaction. A third mortgagee is also included on the HOI declarations page, page 709. The Program Guidelines "Allowable Subordinate Liens at Origination" required Existing junior liens to be subordinated. The subordination agreement, or Release for this mortgage lien was missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1I4ZNUUE5SF	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	1I4ZNUUE5SF-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing required Self-Employment Documentation. The "Self-Employed" Guidelines state a borrower with a XX% or greater ownership interest in a business, including corporations, is considered self-employed underwriting purposes. The borrower was a XX% shareholder in a Real Estate Appraisal Corporation. The Guidelines also state the mortgagee must obtain complete federal and business income tax returns, including all schedules. (Note: RMF will run 4506-T when tax returns are provided). The un-signed Forms 1040 and 1120 for years XX/XX/XXXX were in the loan file. The loan file was missing the transcripts of the returns, and the executed Form 4506-T from the borrowers.	N/A - Loan file missing significant required income documents.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1I4ZNUUE5SF	XXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	1I4ZNUUE5SF-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file was missing Hazard Insurance Coverage for the correct Mortgagee. The Declaration page 709 lists only the 3 previous mortgagees as additional insured. The correct Declaration should list only RMF ISOSA.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CY4P5KD2BXV	XXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	CY4P5KD2BXV-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Per applicable guidelines, page 183, To verify rental income on the investment properties, obtain the following: Last two years’ 1040’s and or A minimum XX/XX/XXXX proof of receipt and its further continuance. Loan was approved using rental income from another REO of $XXX averaged over XX/XX/XXXX with XXXX and XXXX tax returns. The XXXX and XXXX tax returns were missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CDPDRBBQVMC	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	CDPDRBBQVMC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file did not contain a letter of explanation for the delinquent mortgage payment history. Both mortgages on the subject property were in Forbearance prior to closing. The guidelines "Delinquent Mortgage Payments" state "any subject property related delinquencies require a written explanation and documentation of extenuating circumstances from the borrower."				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
42QTAP14E41	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	42QTAP14E41-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The loan file did not document Extenuating Circumstances or Compensating Factors that qualified under "Property Charge Payment History" guidelines. The property tax payments did not meet "Property Charge Payment History" guidelines, page GL 65. The installment due XX/XX/XXXX was paid XX/XX/XXXX with penalty, >XX/XX/XXXX delinquent. The guideline required no late payments within previous XX/XX/XXXX and a maximum XX/XX/XXXX late within the last XX/XX/XXXX. The loan closed without a PCSA.	$XXX Residual Income exceeds minimum by $XXX monthly.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
42QTAP14E41	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	42QTAP14E41-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Underwriter's documentation of analysis of the property charge delinquency. The file contained a LOE from the borrowers stating "we simply forgot this when the property tax bill came in the mail," page 166. The guidelines "Property Charge Payment History" required the results of the analysis must be documented and must be consistent with other information in the file.	$XXX Residual Income exceeds minimum by $XXX monthly.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
IS0MTMAL5HO	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	IS0MTMAL5HO-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The borrower's income was not properly verified. The loan file was missing IRS Form 4506-T, or IRS Form 8821, or Tax Returns for the Self-employed borrower. Self-Employment Documentation guidelines state In lieu of signed individual or business tax returns from the mortgagor, the mortgagee may obtain a signed IRS Form 4506, Request for Copy of Tax Return, IRS Form 4506-T, Request for Transcript of Tax Return, or IRS Form 8821, Tax Information Authorization, and tax transcripts directly from the IRS. The loan file did not contain any of these items.	The Qualifying Effective annual income for XXXX was $XXX per the borrower's P&L in the loan file. The amount was below the XXXX IRS filing threshold of $XXX.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FY2Y3WFU14J	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	FY2Y3WFU14J-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was approved using rental income of $XXX. Per applicable guidelines, page 183, requires; To verify rental income on the investment properties, obtain the following:
										Last two years’ 1040’s with proof of full PITI + HOA amounts for all properties being retained. Income not showing on 1040s will be considered with evidence that A minimum XX/XX/XXXX proof of receipt and its further continuance. - Documentation evidencing regular, consistent deposits along with source of those deposits is required. The loan file is missing rental income documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
G5VYHRSX1WI	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	G5VYHRSX1WI-B3Y9NUKQ	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R	The Effective income documented in the loan file did not meet Residual Income guidelines. The loan file was missing brokerage account statements to document Asset Dissipation from Stocks and Bonds, The guidelines, page 41, state the mortgagee must verify and document the existence of the mortgagors' stocks and bonds by obtaining brokerage statement(s) for each account for the most recent XX/XX/XXXX. There were no statements in the loan file to document $XXX in assets required and utilized in the Effective Income analysis by the Lender. Without the missing brokerage documents, the remaining Effective income documented in the loan file did not meet Residual Income guidelines.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
G5VYHRSX1WI	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	G5VYHRSX1WI-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file was missing brokerage account statements to document Asset Dissipation from Stocks and Bonds, The guidelines, page 41, state the mortgagee must verify and document the existence of the mortgagors' stocks and bonds by obtaining brokerage statement(s) for each account for the most recent XX/XX/XXXX. There were no statements in the loan file to document $XXX in assets required and utilized in the Effective Income analysis by the Lender.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
FTPFFF0BXX2	XXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	FTPFFF0BXX2-3MGROFI3	Title issue	* Title issue (Lvl R)	Title was vested in the borrower's Revocable Trust. The Trust Review and Approval guidelines state, "For all trusts, the trust documents must be reviewed and approved by an RMF-Approved Trust Review Attorney. An Attorney Opinion and Trust Review letter must be provided to the Lender prior to the closing documents being drawn." The loan file was missing the RMF Counsel Opinion letter, and the required Deed to transfer vesting at closing.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FTPFFF0BXX2	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	FTPFFF0BXX2-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The subject property was a 2-Family. A 1-4 Rider was not drawn with the Deed of Trust, per the Riders to this Security Instrument , DOT item 29, page 605.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
B3GBBKWU5LY	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	B3GBBKWU5LY-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl 3)	The borrower's Credit History did not meet program guidelines. The borrower's 1st Mortgage was in deferral beginning XX/XX/XXXX with no payments made. A phone call processor's cert states payments were not required until XX/XX/XXXX2.m The loan Program Mortgage/Rent Payment History guidelines require ""All housing debt payments must have been paid on on-time for the previous XX/XX/XXXX and no more than two XX/XX/XXXX late mortgage payments in the previous XX/XX/XXXX. Delinquencies outside this guideline may be eligible with a PCSA or documentation of extenuating circumstance at Underwriter discretion."" The Documenting Compensating Factors and Extenuating Circumstances guideline requirement was: ""• Mortgagees must document any extenuating circumstances to address derogatory credit and property charge payment history. • Mortgagees must identify in writing on the Financial Assessment Worksheet all specific circumstances and factors it relied upon to make its favorable determination. The loan file was missing documentation of extenuating circumstances and compensating factors to support loan approval."	PCSA established. Property Charge payment history was N/A as the primary mortgage was escrowed and charges paid by the servicer.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
UFHIQ2UPGEW	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	UFHIQ2UPGEW-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Payoff statement from the existing mortgagee. The program guideline "Payoffs" required a Payoff Statement/Letter that included: The payoff statement expiration date should extend XX/XX/XXXX past the funding date. If the payoff statement does not extend XX/XX/XXXX past the date of funding, per diem is required. The loan file did not contain a statement or letter.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CAGW204IXMY	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CAGW204IXMY-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The borrower's Private-party 2nd mortgage payment history was not documented in the loan file. Mortgage Payment History guidelines require a verification of mortgage received directly from the mortgage servicer; or a review of canceled checks (front and back) that cover the most recent XX/XX/XXXX period. The loan file was missing this VOM..				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
Q3RQUJBKP1N	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	Q3RQUJBKP1N-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The loan file was missing the required documentation of the Underwriter's analysis of Extenuating Circumstances and Compensating Factors in the Financial Assessment. Guidelines required taxes to be current at Application. The property tax history in the loan file documented prior year taxes were delinquent, and subsequently paid with penalty at closing which did not meet Property Charge guidelines. Guidelines also required "Mortgagees must document the presence of any extenuating circumstances as part of the financial assessment." There were no Extenuating Circumstances or Compensating Factors documented in the loan file, or on the Financial Assessment worksheet by the Underwriter. The loan closed without a PCSA established.	N/A missing required documents.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
OYDLMRUVU3D	XXXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	OYDLMRUVU3D-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Hazard Insurance Declarations pages reflect the prior mortgagee FOA in the mortgagee clause (pages 421 & 445). The Mortgagee Clause guidelines require RMF must be listed as the lien holder in the mortgagee clause.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
LSOSXSLWIDP	XXXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	LSOSXSLWIDP-3MGROFI3	Title issue	* Title issue (Lvl R)	The vested owner, as reflected on the preliminary title report, was not the same as reflected on the Mortgagee/Deed of Trust. The Vesting program guidelines state Non-Borrowing Owners / non-spouse (mortgagors) may continue to hold title to the property which serves as collateral for the reverse mortgage. For purposes of only this section, Mortgagors include remaindermen. Non-Borrowing Owners of the property who will continue to hold title to the property which serves as collateral for the reverse mortgage, must sign the mortgage as mortgagors, evidencing their commitment of the property as security for the mortgage. The non-borrower vested owner did not execute the the Deed of Trust.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
LSOSXSLWIDP	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	LSOSXSLWIDP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The supporting documentation for the borrower's charge-off account within the last 24 was missing from the loan file. The program guidelines Charge Off Accounts, page GL 69,require the mortgagor must provide a letter of explanation, which is supported by documentation, for each outstanding non-medical charge off account in the last XX/XX/XXXX. The explanation and supporting documentation must be consistent with other credit information in the file. The loan file was missing supporting documentation for the borrower's LOE, page 159.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ND5TRHW4XNR	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ND5TRHW4XNR-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per applicable guidelines, page 88, a Financial Assessment Worksheet must be conducted in a uniform manner that shall not discriminate because of race, color, religion, sex, age, national origin, familial status, disability, marital status, actual or perceived sexual orientation, gender identity, source of income of the mortgagor, or location of the property. An underwriter must document its assessment of required financial information and sign the financial assessment worksheet. The loan file contains a financial assessment worksheet on page 80, however, it belongs to another borrower and another property. The required financial assessment worksheet for the subject property and borrowers is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QMSU24BJBCZ	XXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	QMSU24BJBCZ-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file was approved with rental income, from the subject and another REO reflected on the 1003. Per applicable guidelines, to calculate the effective income from the subject property, average the amount shown on the Schedule E. Rental income from other real estate holdings may be considered effective income if the documentation requirements listed below are met. The mortgagee must obtain a lease agreement of at least one year’s duration after the mortgage is closed and evidence of the payment of the security deposit or first month’s rent. The loan file is missing the borrower's tax returns and a lease agreement from the rental ROE.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HQDFS2BEJCS	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	HQDFS2BEJCS-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The payment history for the Forward 1st Mortgage was not documented in the loan file. The Mortgage/Rent Payment History guidelines require: • The mortgagee must determine the mortgagor’s mortgage payment history for the mortgagor’s principal residence and all other Real Estate Owned through: o the credit report; o verification of mortgage received directly from the mortgage servicer; or o a review of canceled checks (front and back) that cover the most recent XX/XX/XXXX period. The loan file did not contain the required verification documents.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
3NBZYO03ETT	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	3NBZYO03ETT-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per the applicable guidelines, page 88, An underwriter must document its assessment of required financial information and sign the financial assessment worksheet. The Financial Assessment worksheet is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
DFHZUO0ET4Z	XXXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	DFHZUO0ET4Z-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	The loan purpose was an Equity Elite:Equity Elite refinance. The Counseling certificate in the loan file was dated for the previous origination, and was expired prior to application. The re-counseling requirement on the Equity Elite product may be waived, except where prohibited by state law, if the following conditions are met:
o All parties that are required to be counseled have obtained reverse mortgage counseling on another proprietary reverse mortgage loan product similar to Equity Elite and a copy of counseling certificate is provided; and
o The previous reverse mortgage counseling satisfies all other requirements of the lender; and
o All parties that are required to be counseled expressly request a waiver of the Equity Elite Counseling requirement as evidenced by an executed Request to Waive Equity Elite Counseling Borrower Acknowledgment.
										The loan file was missing the Request to Waive Equity Elite Counseling Borrower Acknowledgment.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
XGIXQFZJONF	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	XGIXQFZJONF-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The property tax payment history could not be verified. The Property Charge Payment History guidelines require All property taxes for the subject property and other real estate owned are current and there are no lates within previous XX/XX/XXXX and a maximum XX/XX/XXXX lates within the last XX/XX/XXXX as documented through written statements or on-line print-outs from the taxing authorities, or through copies of bills and canceled checks. The property tax history in the loan file reported only the payment history for the additional parcel taxed as land only XXXXXXXXX page 414. The payment history for the primary parcel XXXXXXXXX was missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QOUKJ3MAM1I	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	QOUKJ3MAM1I-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing all required documentation for the wages included as Effective income. The Alternative Current Employment Documentation guidelines required the Underwriter to • Obtain the following: o Copies of pay stub(s) covering the most recentXX/XX/XXXX (if paid weekly or bi-weekly, pay stubs must cover a minimum of 28 consecutive days) that shows the mortgagor’s year to date earnings; and o Copies of the original IRS W-2 forms from the previous two years; and o A verbal verification, by telephone, of all current employers, and ▪ include in the loan file a certification stating the name, title, and telephone number of the person with whom employment was verified.

										The loan file was missing all of these documents. The income documentation consisted of 4 ACH line items on 2 months' bank statements only, pages 299-300, and 307-308.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ALCRTWXNNO4	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ALCRTWXNNO4-TRQKCTGH	Backround	* Missing from file (Lvl R)	The loan file was missing the completed FNMA Loan Submission Schedule.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
CK1PGLTODWV	XXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	CK1PGLTODWV-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Loan was approved with a social security income and self-employed income from borrower of $XXX (1003 p.40). Per the Financial Assessment Worksheet Addendum on page 126, reflects that the self-employed income documentation were pending. Per GL, requires; Self-employed borrowers must provide: The mortgagee must obtain complete federal and business income tax returns, including all schedules.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
RS4CMEAF3N5	XXXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	RS4CMEAF3N5-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Desk review does not support the Appraisal Value within 10% tolerance.				XX/XX/XXXX: Cleared. Field review provided.	XX/XX/XXXX: Cleared. Field review provided.
ANTLYD3CF5K	XXXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	ANTLYD3CF5K-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Desk review does not support the Appraisal Value within 10% tolerance.				XX/XX/XXXX: Cleared. Field review provided.	XX/XX/XXXX: Cleared. Field review provided.
MHXKN0SK0JL	XXXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	MHXKN0SK0JL-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file was approved using the Co-borrower income of $XXX of SSI, and a pension of $XXX. The U/W Financial Assessment Worksheet Addendum, page 177, reflects a pension letter and bank statement evidencing receipt. The guidelines, page 109, required a copy of the mortgagor’s pension/retirement letter from the former employer. The loan file contains the bank statements, however, it is missing the required pension letter.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
UMW2I3BQN0Z	XXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	UMW2I3BQN0Z-0BLBZVJN	Credit	* Missing Documentation (Lvl 2)	The credit report on file (page 578) does not reflect any credit score. The guidelines and the commitment Condition Addendum (page 621), required three non-traditional trade lines. The loan file is missing the three non-traditional trade lines.				XX/XX/XXXX: Not resolved. Exception request received. Compensating factors considered. Downgraded to EV 2.	XX/XX/XXXX: Not resolved. Exception request received. Compensating factors considered. Downgraded to EV 2.
4HG2SAPPRJI	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4HG2SAPPRJI-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The loan file was missing the Mortgage Payment History documentation. The Mortgage/Rent Payment History guidelines require the mortgagee must determine the mortgagors' mortgage or rent payment history for the mortgagors' principal residence and all other Real Estate Owned through:
o the credit report;
o verification of mortgage received directly from the mortgage servicer; or
o a review of canceled checks (front and back) that cover the most recent XX/XX/XXXX period.
										The loan file was missing all mortgage payment history documents.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
2W1JRA1GT2K	XXXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	2W1JRA1GT2K-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file was missing the 2nd Full Appraisal. The Additional Appraisals (Second Appraisal) and Valuation Tools guidelines required 2 full appraisals for the subject property value $XXX. The Underwriter's comments on Form 54114, page 319, and the 1004D, page 421, the 1004 was prepared by XX/XX/XXXX., and valued the property at$XXX. This Appraisal was not in the loan file.				XX/XX/XXXX: Resolved. 2nd appraisal received.	XX/XX/XXXX: Resolved. 2nd appraisal received.
A05QQIHRKFV	XXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	A05QQIHRKFV-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The Effective Income used to approve the loan file was not documented in the loan file. The Pension Income guidelines required the mortgagee must verify and document the mortgagor’s receipt of periodic payments from the mortgagor’s pension. The loan file did not include any pension documentation, including the recent Notice of Annuity Adjustment and XXXX 1099 referenced in the Underwriter's write-up at page 308.				XX/XX/XXXX: Resolved. Income documentation received.	XX/XX/XXXX: Resolved. Income documentation received.
HVXD5THLFQD	XXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	HVXD5THLFQD-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The Effective Income used by the Underwriter to meet Residual Income guidelines was Rental Income not documented in the loan file. The Rental Income History guidelines under Other Real Estate Holdings guidelines, page GL 142, required the monthly operating income reported on Fannie Mae Form 216, or the rent reflected in the lease or other rental agreement. The Form 4506-C that was in the loan file was not listed as an acceptable alternative.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.